PERSONNEL EXPENSES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PERSONNEL EXPENSES
Salaries, wages and other benefits	¥ 69,817	¥ 68,425	¥ 65,873
Contributions to retirement schemes (Note 37)	11,665	9,296	8,981
Personnel expenses	¥ 81,482	¥ 77,721	¥ 74,854